FINANCIAL INSTRUMENTS (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Gains (losses) on cash flow hedges, before tax	$ 27,762	$ (72,816)	$ 186,911
Recycle of cash flow hedges to profit or loss	(6,747)	(1,634)	(9,577)
Income tax relating to cash flow hedges of other comprehensive income	(6,075)	19,610	(50,587)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Reserve of cash flow hedges	(64,952)	(10,112)	(10,112)	$ (136,859)
Gains (losses) on cash flow hedges, before tax	27,762	(72,816)		186,911
Recycle of cash flow hedges to profit or loss	(6,747)	(1,634)		(9,577)
Income tax relating to cash flow hedges of other comprehensive income	(6,075)	19,610		(50,587)
Reserve of cash flow hedges	$ (50,012)	$ (64,952)	$ (10,112)	$ (10,112)